CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED STOCK AND SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Previously Reported	Redeemable Convertible Preferred Stock	Redeemable Convertible Preferred Stock Previously Reported	Redeemable Convertible Preferred Stock Revision of Prior Period, Adjustment	Common Stock	Common Stock Previously Reported	Common Stock Revision of Prior Period, Adjustment	Treasury Stock Previously Reported	Treasury Stock Revision of Prior Period, Adjustment	Additional Paid-In Capital	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Revision of Prior Period, Adjustment	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Previously Reported
Temporary equity, beginning balance at Dec. 31, 2021			$ 16,689	$ 16,689
Temporary equity, beginning balance, shares at Dec. 31, 2021			6,719,641	20,370,377	(13,650,736)
Beginning balance at Dec. 31, 2021	$ 11,160	$ 11,160				$ 1	$ 532	$ (531)	$ (933)	$ 933	$ 53,577	$ 53,979	$ (402)	$ (42,134)	$ (42,134)	$ (284)	$ (284)
Beginning balance, shares at Dec. 31, 2021						11,951,137	53,175,028	(41,223,891)	(811,156)	811,156
Accretion of redeemable convertible preferred stock to redemption value prior to closing of the Merger				$ 1,189
Accretion of redeemable convertible preferred stock to redemption value prior to closing of the Merger	(1,189)										(1,189)
Foreign currency translation adjustment, net of tax	173															173
Net income	$ 21,080													21,080
Temporary equity, ending balance at Dec. 31, 2022			$ 17,878
Temporary equity, ending balance, shares at Dec. 31, 2022	6,719,641		6,719,641
Ending balance at Dec. 31, 2022	$ 31,224					$ 1					52,388			(21,054)		(111)
Ending balance, shares at Dec. 31, 2022						11,951,137
Accretion of redeemable convertible preferred stock to redemption value prior to closing of the Merger			$ 314
Accretion of redeemable convertible preferred stock to redemption value prior to closing of the Merger	$ (314)										(314)
Net exercise of stock options by DTIH stockholder, shares	132,375					36,163
Exchange of DTIH redeemable convertible preferred stock for DTIC Common Stock			$ (18,192)
Exchange of DTIH redeemable convertible preferred stock for DTIC Common Stock, shares			(6,719,641)
Exchange of DTIH redeemable convertible preferred stock for DTIC Common Stock	$ 7,193					$ 1					7,192
Exchange of DTIH redeemable convertible preferred stock for DTIC Common Stock, shares						6,719,641
Issuance of DTIC Common Stock to former holders of DTIH redeemable convertible preferred stock in connection with Exchange Agreements	10,805										10,805
Issuance of DTIC Common Stock to former holders of DTIH redeemable convertible preferred stock in connection with Exchange Agreements, shares						2,042,181
Merger, net of redemptions and transaction costs	(8,838)					$ 1					(8,839)
Merger, net of redemptions and transaction costs, shares						5,711,721
Issuance of DTIC Common Stock in connection with the consummation of the PIPE Financing	30,000										30,000
Issuance of DTIC Common Stock in connection with the consummation of the PIPE Financing, shares						2,970,296
Stock-based compensation	3,986										3,986
Stock-based compensation						337,429
Foreign currency translation adjustment, net of tax	(114)															(114)
Net income	$ 14,748													14,748
Temporary equity, ending balance, shares at Dec. 31, 2023	0
Ending balance at Dec. 31, 2023	$ 88,690					$ 3					$ 95,218			$ (6,306)		$ (225)
Ending balance, shares at Dec. 31, 2023						29,768,568